Equity Incentive Plan - RSU's Activity - (Details) - $ / shares					1 Months Ended	2 Months Ended		3 Months Ended										6 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2019	Nov. 15, 2019	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019		Nov. 14, 2019 [1]	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Predecessor		Predecessor	Successor		Successor		Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor	[1]	Predecessor	Predecessor	Predecessor	[1]	Predecessor	[1]
Restricted Stock Units (RSUs) [Member]
Shares
Outstanding at the beginning								425,993	334,928									334,928
Granted		96,000					430,622	47,226	186,759										150			150	1,500		0
Vested							(95,694)	(119,855)	(95,694)
Outstanding at the end	334,928					334,928	334,928	353,364	425,993									353,364				334,928
Weighted Average Grant Date Fair Market Value
Outstanding at the beginning									$ 11.08									$ 11.08
Granted							$ 11.08	$ 9.64	11.77										$ 11,717			$ 11,717	$ 645		$ 0
Vested							11.08	$ 11.08	$ 11.08
Outstanding at the end	$ 11.08					$ 11.08	$ 11.08															$ 11.08

[1]	Predecessor periods are combined as disclosed in Note 1.